UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

BNY Mellon Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Investment Portfolios, Core Value Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Investment Portfolios, Core Value Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Investment Portfolios, Core Value Portfolio (formerly, Dreyfus Investment Portfolios, Core Value Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by Brian Ferguson, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Investment Portfolios, Core Value Portfolio’s (formerly, Dreyfus Investment Portfolios, Core Value Portfolio) Initial shares produced a total return of 14.95%, and its Service shares returned 14.83%.1 In comparison, the fund’s benchmark, the Russell 1000® Value Index (the “Index”), produced a total return of 16.24% for the same period.2

Despite ongoing trade tensions, value-oriented stocks posted strong gains, on average, during the reporting period, helped by a steady economy and a more accommodative stance from the U.S. Federal Reserve (the “Fed”). The fund underperformed the Index, largely due to certain stock selections.

The Fund’s Investment Approach

The fund seeks long-term growth of capital, with current income as a secondary objective. To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund focuses on stocks of large-cap value companies. The fund typically invests mainly in the stocks of U.S. issuers, and will limit its holdings of foreign stocks to 20% of the value of its total assets.

When choosing stocks, the fund uses a “bottom-up” stock-selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. A three-step, value-screening process is used to select stocks based on value, sound business fundamentals, and positive business momentum.

Stocks Surge Amid a Pause in Federal Reserve Policy

The reporting period began by rebounding from a weak fourth quarter 2018, when investor sentiment shifted to risk off, amid concerns about the global economy and the possibility of monetary tightening by the Fed. Sentiment shifted late in the quarter, however, when the Fed moved to a more accommodative stance, indicating that interest-rate hikes in 2019 would be “data-dependent.”

With this shift, stocks rallied late in 2018 and continued to rise in 2019. Markets in January posted their strongest gains in more than 30 years, but investors began to question whether corporate earnings growth would match the robust figures hit in 2018, due to the U.S. corporate tax cut. Nevertheless, markets hit new highs during the period, even as ongoing concerns about trade tensions between the U.S. and China held back performance at times.

The Fed’s stance on interest rates remained unchanged through the end of the reporting period, as inflation stayed below its target rate of 2.0%. But markets began to anticipate that the Fed could cut interest rates later in 2019, as concerns remained about whether a U.S.-China trade agreement could be reached, and whether the U.S. economy would continue to grow at an above-trend pace. In this environment, value-oriented stocks generally underperformed growth-oriented stocks.

Stock Selection Drove Fund Outperformance

The fund’s performance was undercut by stock selections primarily in the health care, energy, and consumer discretionary sectors. In health care, a position in CVS Health detracted from performance, as the company lowered its guidance for the year. The stock was also hurt by

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

ongoing uncertainty about the outcome of a judge’s decision regarding the company’s purchase of Aetna, a health insurance company. The fund’s position in Biogen, a pharmaceutical company, also hurt performance, as the company’s proposed Alzheimer’s product failed drug-testing trials. Anthem, a provider of health insurance, also detracted from fund results amid concerns about political proposals focused on reducing health-care costs. In the energy sector, ConocoPhillips detracted from performance, as it was hurt by lower oil prices. In the consumer discretionary sector, PVH, a clothing manufacturer, posted weak first-quarter results and was hurt by concerns about tariffs on China. Other holdings that hurt fund performance included The Mosaic, the fertilizer company, and Kraft Heinz, a packaged foods manufacturer.

On a more positive note, the fund’s stock selection strategy proved beneficial across a variety of industry groups during the reporting period. In the financials sector, a number of banks contributed positively to the fund’s performance, as they reported strong earnings and received favorable reports from the Fed in the annual examination of their capital adequacy. The favorable reports meant that these banks would be free to return more capital to investors via dividends and stock buybacks. Among the financial institutions that contributed positively to the fund’s performance were Citigroup, J.P. Morgan Chase & Co., Bank of America, and American International Group, an insurance company. In the industrials sector, Honeywell International added to the fund’s performance, as it posted strong gains in its aerospace and defense business. In the information technology sector, Cisco Systems, a maker of telecommunications hardware, benefited from the conversion to 5G and less exposure to disruptions from trade tensions with China. In the energy sector, Hess gained on optimism regarding its Guyana assets, while in the materials sector, Vulcan Materials reported positive results stemming from strong demand and higher prices for construction aggregates. Other positive contributors included AT&T, which attracted investor interest for its healthy dividend and relatively defensive nature, and Martin Marietta Materials, a construction aggregates company, which benefited from strong infrastructure spending.

Positioned for Further Gains

Despite ongoing trade tensions, we are cautiously optimistic about the second half of 2019. We have emphasized stocks in the financials, materials, information technology, and energy sectors and have underweighted stocks in the health care, utilities, real estate, consumer staples, and consumer discretionary sectors.

July 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Investment Portfolios, Core Value Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Investment Portfolios, Core Value Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$7.51	$8.90
Ending value (after expenses)	$1,149.50	$1,148.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$7.05	$8.35
Ending value (after expenses)	$1,017.80	$1,016.51

† Expenses are equal to the fund’s annualized expense ratio of 1.41% for Initial shares and 1.67% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 111.7%
Automobiles & Components - 1.1%
General Motors	3,660		141,020
Banks - 15.2%
Bank of America	13,525		392,225
Citigroup	6,643		465,209
JPMorgan Chase & Co.	5,499		614,788
U.S. Bancorp	4,303		225,477
Wells Fargo & Co.	4,408		208,586
			1,906,285
Capital Goods - 7.1%
General Electric	9,434		99,057
Honeywell International	1,603		279,868
L3Harris Technologies	871	[a]	164,732
Quanta Services	2,607		99,561
United Technologies	1,887		245,687
			888,905
Consumer Durables & Apparel - 1.8%
Lennar, Cl. A	2,873		139,226
PVH	988		93,504
			232,730
Diversified Financials - 13.8%
American Express	852		105,171
Ameriprise Financial	1,174		170,418
Berkshire Hathaway, Cl. B	3,064	[b]	653,153
Capital One Financial	743		67,420
Goldman Sachs Group	765		156,519
LPL Financial Holdings	808		65,909
Morgan Stanley	3,833		167,924
Raymond James Financial	1,159		97,993
Voya Financial	4,437	[a]	245,366
			1,729,873
Energy - 11.8%
Apergy	3,180	[b]	106,657
Concho Resources	671		69,234
ConocoPhillips	1,162		70,882
Hess	5,087		323,381
Marathon Petroleum	5,828		325,669
Occidental Petroleum	1,418		71,297
Phillips 66	3,193		298,673
Pioneer Natural Resources	455		70,006
Valero Energy	1,660		142,113
			1,477,912

6

Description	Shares		Value ($)
Common Stocks - 111.7% (continued)
Food, Beverage & Tobacco - 4.4%
Archer-Daniels-Midland	1,878		76,622
Conagra Brands	9,225		244,647
Mondelez International, Cl. A	1,286		69,315
PepsiCo	1,277		167,453
			558,037
Health Care Equipment & Services - 6.5%
Anthem	360		101,596
Becton Dickinson and Co	423		106,600
Boston Scientific	2,496	[b]	107,278
Cigna	455		71,685
Humana	262		69,509
Medtronic	3,730		363,265
			819,933
Household & Personal Products - 1.6%
Colgate-Palmolive	2,811		201,464
Insurance - 5.8%
American International Group	5,795		308,758
Assurant	1,914		203,611
Hartford Financial Services Group	3,847		214,355
			726,724
Materials - 12.0%
CF Industries Holdings	7,019		327,857
Dow	2,185		107,742
DuPont de Nemours	927		69,590
Freeport-McMoRan	7,299		84,741
Martin Marietta Materials	1,248	[a]	287,177
Mosaic	5,811		145,449
Newmont Goldcorp	4,625		177,924
Vulcan Materials	2,231		306,339
			1,506,819
Media & Entertainment - 3.0%
Alphabet, Cl. A	127	[b]	137,516
Comcast, Cl. A	2,392		101,134
Omnicom Group	1,688	[a]	138,332
			376,982
Pharmaceuticals Biotechnology & Life Sciences - 4.7%
Bristol-Myers Squibb	1,456		66,030
Merck & Co.	2,955		247,776
Pfizer	6,346		274,909
			588,715
Retailing - .7%
Target	1,026		88,862

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 111.7% (continued)
Semiconductors & Semiconductor Equipment - 5.0%
Broadcom	551		158,611
Microchip Technology	908	[a]	78,724
Qualcomm	3,742		284,654
Texas Instruments	953		109,366
			631,355
Software & Services - 5.0%
First Data, Cl. A	2,071	[b]	56,062
Fiserv	612	[a,b]	55,790
International Business Machines	1,778		245,186
Oracle	1,859		105,907
Palo Alto Networks	325	[b]	66,222
Teradata	2,699	[a,b]	96,759
			625,926
Technology Hardware & Equipment - 4.0%
Cisco Systems	5,041		275,894
Corning	6,656		221,179
			497,073
Telecommunication Services - 4.4%
AT&T	13,650		457,411
Verizon Communications	1,783		101,863
			559,274
Transportation - 2.2%
Delta Air Lines	3,060		173,655
Union Pacific	608		102,819
			276,474
Utilities - 1.6%
Edison International	1,473		99,295
PPL	3,228		100,100
			199,395
Total Common Stocks (cost $11,306,507)			14,033,758

Exchange-Traded Funds - 1.1%
Registered Investment Companies - 1.1%
iShares Russell 1000 Value ETF (cost $140,458)	1,109		141,087

8

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $35,501)	2.29	35,501	[c]	35,501
Total Investments (cost $11,482,466)		113.1%		14,210,346
Liabilities, Less Cash and Receivables		(13.1%)		(1,647,650)
Net Assets		100.0%		12,562,696

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $774,231 and the value of the collateral held by the fund was $783,204, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financials	34.7
Information Technology	14.0
Materials	12.0
Energy	11.8
Health Care	11.2
Industrials	9.3
Communication Services	7.4
Consumer Staples	6.0
Consumer Discretionary	3.7
Utilities	1.6
Investment Companies	1.4
113.1

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18($)	Purchases($)	Sales($)	Value 6/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	232,993	1,510,830	1,708,322	35,501.3		419
Investment of Cash Collateral for Securities Loaned: †
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	136,332,151	136,332,151	-	-	-
Total	232,993	137,842,981	138,040,473	35,501.3		419

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $774,231)—Note 1(b):
Unaffiliated issuers	11,446,965	14,174,845
Affiliated issuers	35,501	35,501
Receivable for investment securities sold		17,528
Dividends, interest and securities lending income receivable		10,799
Prepaid expenses		146
		14,238,819
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		14,734
Payable for shares of Beneficial Interest redeemed		1,587,783
Payable for investment securities purchased		34,918
Trustees fees and expenses payable		1,700
Interest payable—Note 2		711
Accrued expenses		36,277
		1,676,123
Net Assets ($)		12,562,696
Composition of Net Assets ($):
Paid-in capital		10,003,927
Total distributable earnings (loss)		2,558,769
Net Assets ($)		12,562,696

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	11,849,338	713,358
Shares Outstanding	885,557	52,172
Net Asset Value Per Share ($)	13.38	13.67

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	222,636
Affiliated issuers	419
Income from securities lending—Note 1(b)	503
Total Income	223,558
Expenses:
Management fee—Note 3(a)	65,096
Professional fees	41,579
Custodian fees—Note 3(b)	4,726
Prospectus and shareholders’ reports	887
Distribution fees—Note 3(b)	850
Interest expense—Note 2	711
Loan commitment fees—Note 2	239
Trustees’ fees and expenses—Note 3(c)	143
Shareholder servicing costs—Note 3(b)	80
Registration fees	13
Miscellaneous	8,826
Total Expenses	123,150
Investment Income—Net	100,408
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	12,044
Net unrealized appreciation (depreciation) on investments	2,068,794
Net Realized and Unrealized Gain (Loss) on Investments	2,080,838
Net Increase in Net Assets Resulting from Operations	2,181,246

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	100,408	153,517
Net realized gain (loss) on investments	12,044	1,729,935
Net unrealized appreciation (depreciation) on investments	2,068,794	(4,004,534)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,181,246	(2,121,082)
Distributions ($):
Distributions to shareholders:
Initial Shares	(1,915,369)	(3,841,035)
Service Shares	(76,427)	(155,263)
Total Distributions	(1,991,796)	(3,996,298)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	292,601	2,430,661
Service Shares	111,819	285,250
Distributions reinvested:
Initial Shares	1,915,369	3,841,035
Service Shares	76,427	155,263
Cost of shares redeemed:
Initial Shares	(6,950,936)	(2,922,797)
Service Shares	(81,987)	(374,047)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,636,707)	3,415,365
Total Increase (Decrease) in Net Assets	(4,447,257)	(2,702,015)
Net Assets ($):
Beginning of Period	17,009,953	19,711,968
End of Period	12,562,696	17,009,953
Capital Share Transactions (Shares):
Initial Shares
Shares sold	22,228	153,714
Shares issued for distributions reinvested	148,248	268,041
Shares redeemed	(542,163)	(184,242)
Net Increase (Decrease) in Shares Outstanding	(371,687)	237,513
Service Shares
Shares sold	8,047	17,693
Shares issued for distributions reinvested	5,786	10,613
Shares redeemed	(6,160)	(24,574)
Net Increase (Decrease) in Shares Outstanding	7,673	3,732

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended June 30, 2019		Year Ended December 31,
Initial Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.06	18.58	17.58	17.61	20.38	19.43
Investment Operations:
Investment income—net[a]	.08	.12	.13	.19	.17	.15
Net realized and unrealized gain (loss) on investments	1.81	(1.88)	2.25	2.46	(.55)	1.78
Total from Investment Operations	1.89	(1.76)	2.38	2.65	(.38)	1.93
Distributions:
Dividends from investment income—net	(.12)	(.18)	(.21)	(.18)	(.16)	(.18)
Dividends from net realized gain on investments	(1.45)	(3.58)	(1.17)	(2.50)	(2.23)	(.80)
Total Distributions	(1.57)	(3.76)	(1.38)	(2.68)	(2.39)	(.98)
Net asset value, end of period	13.38	13.06	18.58	17.58	17.61	20.38
Total Return (%)	14.95[b]	(11.24)	14.47	18.32	(2.22)	10.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.41[c]	1.51	1.17	1.07	1.07	1.03
Ratio of net expenses to average net assets	1.41[c]	1.51	1.17	1.07	1.07	1.03
Ratio of net investment income to average net assets	1.17[c]	.80	.75	1.20	.92	.79
Portfolio Turnover Rate	50.23[b]	118.35	91.07	87.64	105.48	66.78
Net Assets, end of period ($ x 1,000)	11,849	16,418	18,949	17,958	19,216	21,637

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

Six Months Ended June 30, 2019		Year Ended December 31,
Service Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	13.30	18.71	17.71	17.71	20.48	19.51
Investment Operations:
Investment income—net[a]	.06	.09	.09	.15	.12	.11
Net realized and unrealized gain (loss) on investments	1.85	(1.92)	2.25	2.48	(.55)	1.79
Total from Investment Operations	1.91	(1.83)	2.34	2.63	(.43)	1.90
Distributions:
Dividends from investment income—net	(.09)	-	(.17)	(.13)	(.11)	(.13)
Dividends from net realized gain on investments	(1.45)	(3.58)	(1.17)	(2.50)	(2.23)	(.80)
Total Distributions	(1.54)	(3.58)	(1.34)	(2.63)	(2.34)	(.93)
Net asset value, end of period	13.67	13.30	18.71	17.71	17.71	20.48
Total Return (%)	14.83[b]	(11.51)	14.07	18.00	(2.50)	10.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.67[c]	1.76	1.42	1.32	1.32	1.28
Ratio of net expenses to average net assets	1.67[c]	1.76	1.42	1.32	1.32	1.28
Ratio of net investment income to average net assets	.87[c]	.54	.50	.94	.67	.54
Portfolio Turnover Rate	50.23[b]	118.35	91.07	87.64	105.48	66.78
Net Assets, end of period ($ x 1,000)	713	592	763	11,745	10,927	13,165

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Core Value Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term growth of capital, with current income as a secondary objective. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the Company changed its name from Dreyfus Investment Portfolios to BNY Mellon Investment Portfolios. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

16

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

18

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	14,033,758	-	-	14,033,758
Exchange-Traded Funds	141,087	-	-	141,087
Investment Companies	35,501	-	-	35,501

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $114 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $1,071,941 and long-term capital gains $2,924,357. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit

20

Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2019 was approximately $43,100 with a related weighted average annualized interest rate of 3.33%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2019, Service shares were charged $850 pursuant to the Distribution Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $74 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $4,726 pursuant to the custody agreement.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $8,718, Distribution Plan fees $144, custodian fees $3,303, Chief Compliance Officer fees $2,347 and transfer agency fees $222.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2019, amounted to $8,753,190 and $13,698,533, respectively.

At June 30, 2019, accumulated net unrealized appreciation on investments was $2,727,880, consisting of $2,965,469 gross unrealized appreciation and $237,589 nrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

NOTES

23

NOTES

24

NOTES

25

For More Information

BNY Mellon Investment Portfolios, Core Value Portfolio
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0172SA0619

BNY Mellon Investment Portfolios, MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Investment Portfolios, MidCap Stock Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Investment Portfolios, MidCap Stock Portfolio (formerly, Dreyfus Investment Portfolios, MidCap Stock Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Investment Portfolios, MidCap Stock Portfolio’s (formerly, Dreyfus Investment Portfolios, MidCap Stock Portfolio) Initial shares produced a total return of 13.28%, and its Service shares produced a total return of 13.13%.1 In comparison, the fund’s benchmark, the S&P MidCap 400® Index (the “Index”), produced a total return of 17.97% for the same period.2

Mid-cap stocks posted strong gains over the reporting period in an environment of moderate growth and supportive central bank policies. The fund lagged the Index, primarily due to security selection shortfalls in the materials, consumer discretionary, and information technology sectors.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded, common stocks of medium-sized, domestic companies in the aggregate, as represented by the Index. To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap companies.

The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer-modeling techniques, fundamental analysis, and risk management. Consistency of returns compared to the Index is a primary goal of the investment process.

The portfolio managers select stocks through a “bottom-up” structured approach that seeks to identify undervalued securities using a quantitative ranking process. The process is driven by a proprietary quantitative model that measures a diverse set of corporate characteristics to identify and rank stocks based on valuation, momentum, sentiment, and earnings quality measures.

Next, the fund’s portfolio managers construct the portfolio through a risk-controlled process, focusing on stock selection, as opposed to making proactive decisions as to industry and sector exposure. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the fund’s benchmark. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

Markets Pivot on Central Bank Statements and Trade Policy

Equities rallied throughout much of the six months, recovering from the lows reached at the end of 2018. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as did the European Central Bank’s (ECB) announcement that it would provide additional stimulus to support the eurozone economy. China also revealed plans to stoke its slowing economic growth rate. At its first meeting of the year, the U.S. Federal Reserve (the “Fed”) emphasized its focus on data as a primary driver for interest-rate-hike decisions, and

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

its ability to suspend additional rate increases when the data is not supportive. A strong first-quarter corporate reporting season also worked to stoke investor risk appetites.

However, a challenging period soon ensued during the month of May. Renewed trade disputes between the U.S. and China caused equity markets to pull back. Investors became concerned about the negative effects decreased trade may have on economic growth. During its meeting in early May, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates. The ECB also indicated its intention to continue with further monetary easing. In the United Kingdom, continued political turmoil surrounding Brexit, and the resignation of Prime Minister Theresa May, was broadly shrugged off by investors as markets reversed course in June and rallied through the end of the period.

According to the S&P family of indices, large-cap stocks generally outperformed their mid- and small-cap counterparts during the period.

Security Selections Constrained Fund Performance

The fund’s performance compared to the Index was mainly the result of stock selection shortfalls across several market sectors. In the materials sector, stock selection within the paper and forest products segment was a leading detractor. Within the consumer discretionary sector, Weight Watchers International was among the top detractors from portfolio performance; the stock of the weight management services company has trended downward since mid-2018, and the company issued below-guidance earnings expectations for 2019, during its quarterly call in February. We have since closed the position. Jewelry retailer Signet Jewelers was also a top individual detractor for the period; its price fell during the period, on the back of reduced guidance and quarterly earnings that missed expectations. In the information technology sector, technology company Vishay Intertechnology also weighed on portfolio results; management issued reduced guidance in May, and the stock sold off. We have since exited the stock. Elsewhere in the markets, NRG Energy and HollyFrontier were also among the largest individual detractors; we sold the latter stock during the period.

The fund achieved better results in several other areas. Our stock selection in real estate investment trusts (REITs) benefited performance. In addition, a position in supply-chain-management system provider Manhattan Associates boosted returns; the stock price rose on better-than-expected quarterly results. Construction services company EMCOR Group also provided a tailwind to performance. The price benefited from quarterly figures that beat expectations on two separate occasions during the six-month period. Outdoor apparel and shoe manufacturer Deckers Outdoor was also among the top overall contributors. This consumer discretionary sector company beat earnings each quarter of the reporting period. Elsewhere in the market, decision-management-software provider Fair Isaac was also among the top-performing stocks.

Fund Outlook

In recent months, we have observed the portfolio’s exposure to Value to be higher than the level implied in our model. This has prompted much research and discussion among our investment teams, especially given the recent poor performance of Value in general. As a result, we have made some modest adjustments to the construction of the portfolio. We have reduced the portfolio’s exposure to Value to a level more in line with model

4

expectations and have increased its exposure to Behavioral/Momentum and Growth characteristics. In addition, we have marginally boosted diversification by holding slightly more names to lower idiosyncratic risk. We will continue to monitor all portfolio factor exposures versus model expectations and make further adjustments accordingly.

As of the reporting period’s end, our quantitative models have continued to identify what we believe are attractive investment opportunities across a broad spectrum of mid-cap companies and industry groups. Stock market volatility experienced during the past year may have provided opportunities to purchase the stocks of companies ranked highly by our process. When the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high-quality companies that display then-currently-attractive valuations in our model. In addition, we continue to maintain a broadly diversified portfolio.

July 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The index measures the performance of midsized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Investment Portfolios, MidCap Stock Portfolio made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other fund.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Investment Portfolios, MidCap Stock Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.49	$5.81
Ending value (after expenses)	$1,132.80	$1,131.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.26	$5.51
Ending value (after expenses)	$1,020.58	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of .85% for Initial shares and 1.10% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 2.0%
Dana	30,130		600,792
Gentex	99,820		2,456,570
			3,057,362
Banks - 6.0%
BancorpSouth Bank	26,300	[a]	763,752
Cathay General Bancorp	58,955	[a]	2,117,074
Comerica	24,300		1,765,152
Commerce Bancshares	5,199	[a]	310,172
East West Bancorp	17,095		799,533
Popular	35,340		1,916,842
TCF Financial	71,940		1,495,633
			9,168,158
Capital Goods - 12.1%
Allison Transmission Holdings	25,740		1,193,049
Curtiss-Wright	16,680		2,120,528
EMCOR Group	27,070		2,384,867
ITT	13,310		871,539
Kennametal	55,180		2,041,108
MasTec	10,750	[a,b]	553,948
MSC Industrial Direct, Cl. A	1,960		145,550
Oshkosh	28,600		2,387,814
Pentair	11,310		420,732
Spirit AeroSystems Holdings, Cl. A	8,615		701,003
Teledyne Technologies	9,040	[b]	2,475,785
Terex	28,460		893,644
Timken	43,180		2,216,861
			18,406,428
Commercial & Professional Services - .4%
HNI	17,260		610,659
Consumer Durables & Apparel - 3.8%
Deckers Outdoor	13,030	[b]	2,292,889
NVR	560	[b]	1,887,340
Under Armour, Cl. A	32,770	[b]	830,719
Under Armour, Cl. C	37,230	[a,b]	826,506
			5,837,454
Consumer Services - 1.8%
Brinker International	5,400	[a]	212,490
International Speedway, Cl. A	7,240		325,004
Wendy's	112,190	[a]	2,196,680
			2,734,174

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Diversified Financials - 3.4%
Evercore, Cl. A	4,280		379,080
Federated Investors, Cl. B	50,070	[a]	1,627,275
OneMain Holdings	30,960		1,046,758
SEI Investments	38,440		2,156,484
			5,209,597
Energy - 3.6%
Apergy	8,670	[b]	290,792
Cabot Oil & Gas	69,700		1,600,312
Equitrans Midstream	86,400		1,702,944
World Fuel Services	50,830		1,827,847
			5,421,895
Food & Staples Retailing - 1.4%
Casey's General Stores	13,080		2,040,349
Food, Beverage & Tobacco - 1.2%
Ingredion	22,740		1,875,823
Health Care Equipment & Services - 5.0%
Amedisys	14,930	[b]	1,812,651
Masimo	6,860	[b]	1,020,905
Patterson	74,360	[a]	1,702,844
STERIS	8,800		1,310,144
Veeva Systems, Cl. A	9,000	[b]	1,458,990
West Pharmaceutical Services	1,900		237,785
			7,543,319
Household & Personal Products - .1%
Herbalife Nutrition	2,800	[a,b]	119,728
Insurance - 5.1%
Brown & Brown	76,620		2,566,770
Kemper	11,920		1,028,577
Primerica	19,115		2,292,844
Torchmark	20,500		1,833,930
			7,722,121
Materials - 5.2%
Allegheny Technologies	81,610	[a,b]	2,056,572
CF Industries Holdings	4,940		230,747
Chemours	41,180		988,320
Domtar	43,530		1,938,391
Element Solutions	138,730	[a,b]	1,434,468
Owens-Illinois	73,060		1,261,746
			7,910,244
Media & Entertainment - 4.9%
AMC Networks, Cl. A	35,240	[a,b]	1,920,228
New York Times, Cl. A	50,470	[a]	1,646,331
TEGNA	39,530		598,879

8

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Media & Entertainment - 4.9% (continued)
TripAdvisor	37,530	[a,b]	1,737,264
World Wrestling Entertainment, Cl. A	21,340	[a]	1,540,961
			7,443,663
Pharmaceuticals Biotechnology & Life Sciences - 7.3%
Agilent Technologies	6,320		471,914
Bio-Rad Laboratories, Cl. A	5,570	[b]	1,741,126
Charles River Laboratories International	17,910	[b]	2,541,429
Exelixis	115,980	[b]	2,478,493
Incyte	1,940	[b]	164,822
Mettler-Toledo International	760	[b]	638,400
PRA Health Sciences	4,270	[b]	423,371
Waters	3,660	[b]	787,778
Zoetis	16,400		1,861,236
			11,108,569
Real Estate - 7.6%
CubeSmart	6,100	[c]	203,984
First Industrial Realty Trust	62,300	[c]	2,288,902
Highwoods Properties	24,600	[c]	1,015,980
Hospitality Properties Trust	16,075	[c]	401,875
Lamar Advertising, Cl. A	30,005	[c]	2,421,704
Medical Properties Trust	105,530	[c]	1,840,443
Piedmont Office Realty Trust, Cl. A	17,880	[c]	356,348
PS Business Parks	4,820	[c]	812,315
Tanger Factory Outlet Centers	7,680	[a,c]	124,493
Weingarten Realty Investors	76,480	[c]	2,097,082
			11,563,126
Retailing - 2.9%
Bed Bath & Beyond	19,530	[a]	226,939
Best Buy	3,270		228,017
Dick's Sporting Goods	59,400	[a]	2,057,022
Foot Locker	5,960	[a]	249,843
Murphy USA	14,110	[b]	1,185,663
Signet Jewelers	27,710	[a]	495,455
			4,442,939
Semiconductors & Semiconductor Equipment - 1.9%
ON Semiconductor	15,630	[b]	315,882
Semtech	25,980	[b]	1,248,339
Silicon Laboratories	9,000	[b]	930,600
Xilinx	3,150		371,448
			2,866,269
Software & Services - 11.5%
Broadridge Financial Solutions	3,900		497,952
CACI International, Cl. A	11,290	[b]	2,309,821

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 11.5% (continued)
CDK Global		43,630		2,157,067
Citrix Systems		5,620		551,547
CoreLogic		34,210	[b]	1,431,004
Fair Isaac		4,000	[b]	1,256,080
Fortinet		5,920	[b]	454,834
j2 Global		25,300	[a]	2,248,917
Leidos Holdings		4,760		380,086
Manhattan Associates		33,080	[a,b]	2,293,436
MAXIMUS		30,320		2,199,413
WEX		7,900	[b]	1,643,990
				17,424,147
Technology Hardware & Equipment - 3.1%
F5 Networks		6,750	[b]	983,002
Xerox		22,630		801,328
Zebra Technologies, Cl. A		14,100	[b]	2,953,809
				4,738,139
Transportation - 5.1%
Landstar System		17,840	[a]	1,926,542
Old Dominion Freight Line		18,100		2,701,606
United Airlines Holdings		20,830	[b]	1,823,666
Werner Enterprises		40,800	[a]	1,268,064
				7,719,878
Utilities - 4.3%
Black Hills		7,890		616,761
IDACORP		10,000		1,004,300
MDU Resources Group		62,860		1,621,788
NorthWestern		6,790		489,899
NRG Energy		4,350		152,772
OGE Energy		60,610		2,579,562
				6,465,082
Total Common Stocks (cost $136,344,730)				151,429,123
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $567,188)	2.29	567,188	[d]	567,188

10

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $227,175)	2.29	227,175	[d]	227,175
Total Investments (cost $137,139,093)		100.2%		152,223,486
Liabilities, Less Cash and Receivables		(.2%)		(309,691)
Net Assets		100.0%		151,913,795

a Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $27,166,023 and the value of the collateral held by the fund was $27,490,540, consisting of cash collateral of $227,175 and U.S. Government & Agency securities valued at $27,263,365.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	17.6
Information Technology	16.5
Financials	14.5
Health Care	12.3
Consumer Discretionary	10.6
Real Estate	7.6
Materials	5.2
Communication Services	4.9
Utilities	4.2
Energy	3.6
Consumer Staples	2.7
Investment Companies	.5
100.2

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 12/31/18($)	Purchases($)	Sales($)	Value 6/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,087,825	8,033,915	8,554,552	567,188.4		11,274
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,039,430	966,667	2,778,922	227,175.1		-
Total	3,127,255	9,000,582	11,333,474	794,363.5		11,274

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $27,166,023)—Note 1(b):
Unaffiliated issuers	136,344,730	151,429,123
Affiliated issuers	794,363	794,363
Dividends, interest and securities lending income receivable		131,149
Receivable for shares of Beneficial Interest subscribed		10,007
Prepaid expenses		3,721
		152,368,363
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		110,735
Liability for securities on loan—Note 1(b)		227,175
Payable for shares of Beneficial Interest redeemed		60,224
Trustees fees and expenses payable		2,800
Accrued expenses		53,634
		454,568
Net Assets ($)		151,913,795
Composition of Net Assets ($):
Paid-in capital		137,169,006
Total distributable earnings (loss)		14,744,789
Net Assets ($)		151,913,795

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	78,161,352	73,752,443
Shares Outstanding	4,449,629	4,217,483
Net Asset Value Per Share ($)	17.57	17.49

See notes to financial statements.

13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,120 foreign taxes withheld at source):
Unaffiliated issuers	1,324,287
Affiliated issuers	11,274
Income from securities lending—Note 1(b)	10,724
Interest	47
Total Income	1,346,332
Expenses:
Management fee—Note 3(a)	562,816
Distribution fees—Note 3(b)	90,134
Professional fees	40,487
Prospectus and shareholders’ reports	15,053
Trustees’ fees and expenses—Note 3(c)	5,161
Loan commitment fees—Note 2	1,769
Custodian fees—Note 3(b)	1,700
Shareholder servicing costs—Note 3(b)	842
Miscellaneous	10,838
Total Expenses	728,800
Investment Income—Net	617,532
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(934,758)
Net unrealized appreciation (depreciation) on investments	18,303,396
Net Realized and Unrealized Gain (Loss) on Investments	17,368,638
Net Increase in Net Assets Resulting from Operations	17,986,170

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	617,532	774,011
Net realized gain (loss) on investments	(934,758)	10,954,767
Net unrealized appreciation (depreciation) on investments	18,303,396	(36,858,835)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,986,170	(25,130,057)
Distributions ($):
Distributions to shareholders:
Initial Shares	(6,099,962)	(10,986,089)
Service Shares	(5,546,134)	(9,034,600)
Total Distributions	(11,646,096)	(20,020,689)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,883,117	6,689,007
Service Shares	7,284,270	11,050,270
Distributions reinvested:
Initial Shares	6,099,962	10,986,089
Service Shares	5,546,134	9,034,600
Cost of shares redeemed:
Initial Shares	(5,613,911)	(13,668,427)
Service Shares	(5,201,207)	(13,088,711)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	9,998,365	11,002,828
Total Increase (Decrease) in Net Assets	16,338,439	(34,147,918)
Net Assets ($):
Beginning of Period	135,575,356	169,723,274
End of Period	151,913,795	135,575,356
Capital Share Transactions (Shares):
Initial Shares
Shares sold	106,125	327,514
Shares issued for distributions reinvested	351,583	551,234
Shares redeemed	(315,171)	(684,648)
Net Increase (Decrease) in Shares Outstanding	142,537	194,100
Service Shares
Shares sold	411,598	553,063
Shares issued for distributions reinvested	320,957	454,915
Shares redeemed	(296,715)	(653,885)
Net Increase (Decrease) in Shares Outstanding	435,840	354,093

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Initial Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	16.80	22.56	20.09	18.95	23.03	20.87
Investment Operations:
Investment income—net[a]	.08	.12	.10	.21	.18	.14
Net realized and unrealized gain (loss) on investments	2.13	(3.19)	2.92	2.50	(.50)	2.35
Total from Investment Operations	2.21	(3.07)	3.02	2.71	(.32)	2.49
Distributions:
Dividends from investment income—net	(12)	(.13)	(.22)	(.21)	(.14)	(.21)
Dividends from net realized gain on investments	(1.32)	(2.56)	(.33)	(1.36)	(3.62)	(.12)
Total Distributions	(1.44)	(2.69)	(.55)	(1.57)	(3.76)	(.33)
Net asset value, end of period	17.57	16.80	22.56	20.09	18.95	23.03
Total Return (%)	13.28[b]	(15.49)	15.38	15.47	(2.29)	12.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85[c]	.86	.87	.85	.85	.85
Ratio of net expenses to average net assets	.85[c]	.86	.87	.85	.85	.85
Ratio of net investment income to average net assets	.94[c]	.59	.50	1.16	.89	.64
Portfolio Turnover Rate	43.38[b]	68.02	64.86	65.52	80.27	83.06
Net Assets, end of period ($ x 1,000)	78,161	72,374	92,776	123,226	123,354	160,482

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Service Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	16.71	22.45	20.00	18.88	22.97	20.83
Investment Operations:
Investment income—net[a]	.06	.07	.06	.17	.15	.09
Net realized and unrealized gain (loss) on investments	2.11	(3.18)	2.90	2.47	(.52)	2.34
Total from Investment Operations	2.17	(3.11)	2.96	2.64	(.37)	2.43
Distributions:
Dividends from investment income—net	(.07)	(.07)	(.18)	(.16)	(.10)	(.17)
Dividends from net realized gain on investments	(1.32)	(2.56)	(.33)	(1.36)	(3.62)	(.12)
Total Distributions	(1.39)	(2.63)	(.51)	(1.52)	(3.72)	(.29)
Net asset value, end of period	17.49	16.71	22.45	20.00	18.88	22.97
Total Return (%)	13.13[b]	(15.69)	15.04	15.20	(2.52)	11.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[c]	1.11	1.12	1.10	1.10	1.10
Ratio of net expenses to average net assets	1.10[c]	1.11	1.12	1.10	1.10	1.10
Ratio of net investment income to average net assets	.70[c]	.34	.28	.94	.72	.40
Portfolio Turnover Rate	43.38[b]	68.02	64.86	65.52	80.27	83.06
Net Assets, end of period ($ x 1,000)	73,752	63,202	76,948	63,972	49,363	35,213

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

MidCap Stock Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the Company changed its name from Dreyfus Investment Portfolios to BNY Mellon Investment Portfolios. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

18

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

20

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities- Common Stocks†	151,429,123	-	-	151,429,123
Investment Companies	794,363	-	-	794,363

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $2,448 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $4,070,215 and long-term capital gains $15,950,474. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The

22

Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2019, Service shares were charged $90,134 pursuant to the Distribution Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $725 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $1,700 pursuant to the custody agreement.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $91,818, Distribution Plan fees $14,849, custodian fees $1,420, Chief Compliance Officer fees $2,347 and transfer agency fees $301.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2019, amounted to $64,533,857 and $65,070,302, respectively.

At June 30, 2019, accumulated net unrealized appreciation on investments was $15,084,393, consisting of $21,578,315 gross unrealized appreciation and $6,493,922 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

NOTES

25

For More Information

BNY Mellon Investment Portfolios, MidCap Stock Portfolio
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0174SA0619

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio (formerly, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by portfolio managers Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, of Mellon Investments Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio’s (formerly, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio) Service shares produced a total return of 13.43%.1 In comparison, the fund’s benchmark, the S&P SmallCap 600® Index (the “Index”), produced a 13.69% total return for the same period.2,3

Small-cap stocks gained over the reporting period, in an environment of moderate economic growth and supportive central bank policy. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally invests in all of the stocks that comprise the Index. The fund generally invests in all 600 stocks in the Index in proportion to their weighting in the Index; however, at times, the fund may invest in a representative sample of stocks included in the Index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the Index.

Markets Pivot on Central Bank Statements and Trade Policy

Equities rallied throughout much of the six months, recovering from the lows reached at the end of 2018. Talk of a potential trade deal between the U.S. and China helped fuel investor optimism, as did the European Central Bank’s (ECB) announcement that it would provide additional stimulus to support the eurozone economy. China also revealed plans to stoke its slowing economic growth rate. At its first meeting of the year, the U.S. Federal Reserve (the “Fed”) emphasized its focus on data as a primary driver for interest-rate-hike decisions, and its ability to suspend additional rate increases when the data is not supportive. A strong first-quarter corporate reporting season also worked to stoke investor risk appetites.

However, a challenging period soon ensued during the month of May. Renewed trade disputes between the U.S. and China caused equity markets to pull back. Investors became concerned about the negative effects decreased trade may have on economic growth. During its meeting in early May, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates. The ECB also indicated its intention to continue with further monetary easing. In the United Kingdom, continued

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

broadly shrugged off by investors as markets reversed course in June and rallied through the end of the period.

In this environment, large-cap stocks generally outperformed their mid- and small-cap counterparts.

Industrials Sector Leads the U.S. Small-Cap Market

During the six-month period, the Index posted strong returns. All sectors within the Index delivered positive results. The industrials sector led the Index, with companies in the aerospace and defense industry posting some of the best returns. Smaller organizations within the industry have benefited from merger-and-acquisition activity, with larger companies purchasing them to expand their existing product lines or gain access to newly developed technology. In the machinery industry, companies engaged in making customized technological components for food-product manufacturing performed well. Elsewhere in the sector, electronic-defense-system manufacturers also generally provided strong returns. Information technology companies, particularly those involved in semiconductors and semiconductor equipment, also outperformed the overall market. Reduced trade with China provided an opportunity for U.S. companies to bring products to market that were traditionally provided by China, such as solar panels and computer chips. Electronic equipment manufacturers also outperformed, particularly those making components for communication infrastructure, automobiles, and consumer electronics. Banks were a leading performer within the financials sector. The low-rate environment benefited banks, as the frequency of mortgage refinances increased after a dip in 2018. Mortgage insurers and debt collectors also posted strong returns, as did insurers.

Some sectors lagged the broader market at times during the period. Energy was the worst-performing sector. Oil prices were volatile during the period, and exports of natural gas to China fell. Some companies suffered negative returns. In addition, offshore drillers also lagged the broader market. In the communication services sector, online family care sourcing platform Care.com suffered negative returns during the period, amid negative news coverage of its vetting processes and the resignation of its chief financial officer. Elsewhere in the sector, wireline telecommunications companies also underperformed. Within the consumer staples sector, suppliers to large, cost-conscious Internet retailers such as Amazon.com are being asked to cut their prices, which is squeezing margins and creating a headwind for the stock prices of these companies.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economy continues to be supported by a strong labor market and sound corporate balance sheets. However, the small-cap stock market’s currently constructive conditions could be undermined by unexpected political and economic

4

developments. As always, we have continued to monitor the factors considered by the fund’s investments.

July 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. BNY Mellon Investment Adviser, Inc. has agreed to pay all of the fund’s expenses except management fees, Rule 12b-1 fees, and certain other expenses, including fees and expenses of the non-interested board members and their counsel.

2 Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “Standard & Poor’s® SmallCap 600 Index” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio made available through insurance products may be similar to those of other funds managed by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other fund.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019

Expenses paid per $1,000†	$3.18
Ending value (after expenses)	$1,134.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 2.3%
American Axle & Manufacturing Holdings	85,601	[a,b]	1,092,269
Cooper Tire & Rubber	37,626	[a]	1,187,100
Cooper-Standard Holdings	12,373	[b]	566,931
Dorman Products	22,027	[a,b]	1,919,433
Fox Factory Holding	28,721	[a,b]	2,369,770
Garrett Motion	57,147	[b]	877,206
Gentherm	26,009	[b]	1,087,956
LCI Industries	19,104		1,719,360
Motorcar Parts of America	14,976	[a,b]	320,636
Standard Motor Products	15,283		692,931
Superior Industries International	18,292	[a]	63,290
Winnebago Industries	22,578	[a]	872,640
			12,769,522
Banks - 10.7%
Ameris Bancorp	30,322		1,188,319
Axos Financial	40,889	[b]	1,114,225
Banc of California	32,333		451,692
Banner	23,523		1,273,770
Berkshire Hills Bancorp	35,179		1,104,269
Boston Private Financial Holdings	65,119		785,986
Brookline Bancorp	61,481		945,578
Central Pacific Financial	22,483		673,591
City Holding	12,567	[a]	958,359
Columbia Banking System	56,217		2,033,931
Community Bank System	39,330	[a]	2,589,487
Customers Bancorp	22,082	[b]	463,722
CVB Financial	78,509		1,651,044
Dime Community Bancshares	22,759		432,193
Eagle Bancorp	23,980		1,298,037
Fidelity Southern	16,935		524,477
First BanCorp	166,796		1,841,428
First Commonwealth Financial	76,085		1,024,865
First Financial Bancorp	74,331		1,800,297
First Midwest Bancorp	84,700	[a]	1,733,809
Flagstar Bancorp	21,880		725,103
Franklin Financial Network	9,492	[a]	264,447
Glacier Bancorp	64,021	[a]	2,596,052
Great Western Bancorp	43,559		1,555,928
Hanmi Financial	23,582		525,171
Heritage Financial	24,824	[a]	733,301

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Banks - 10.7% (continued)
HomeStreet	20,654	[b]	612,185
Hope Bancorp	91,514	[a]	1,261,063
Independent Bank	26,219		1,996,577
LegacyTexas Financial Group	34,586		1,407,996
Los Angeles Preferred Bank	10,307		487,006
Meta Financial Group	21,321	[a]	598,054
National Bank Holdings, Cl. A	19,577		710,645
NBT Bancorp	33,144		1,243,231
NMI Holdings, Cl. A	50,853	[b]	1,443,717
Northfield Bancorp	35,931		560,883
Northwest Bancshares	78,351	[a]	1,379,761
OFG Bancorp	33,551		797,507
Old National Bancorp	115,631	[a]	1,918,318
Opus Bank	16,874		356,210
Oritani Financial	29,703	[a]	526,931
Pacific Premier Bancorp	34,742		1,072,833
Provident Financial Services	46,205		1,120,471
S&T Bancorp	26,549	[a]	995,057
Seacoast Banking Corporation of Florida	39,143	[a,b]	995,798
ServisFirst Bancshares	34,724	[a]	1,189,644
Simmons First National, Cl. A	72,804		1,693,421
Southside Bancshares	24,119	[a]	780,973
Tompkins Financial	9,510	[a]	776,016
Triumph Bancorp	19,035	[b]	552,967
TrustCo Bank	75,002		594,016
United Community Banks	60,171		1,718,484
Veritex Holdings	34,740		901,503
Walker & Dunlop	21,144		1,125,072
Westamerica Bancorporation	20,246	[a]	1,247,356
			60,352,776
Capital Goods - 12.1%
AAON	30,946	[a]	1,552,870
AAR	24,934		917,322
Actuant, Cl. A	46,209	[b]	1,146,445
Aegion	24,737	[b]	455,161
Aerojet Rocketdyne Holdings	54,945	[a,b]	2,459,888
AeroVironment	16,194	[a,b]	919,333
Alamo Group	7,414		740,881
Albany International, Cl. A	23,109		1,915,967
American Woodmark	11,493	[b]	972,538
Apogee Enterprises	21,036	[a]	913,804
Applied Industrial Technologies	29,608		1,821,780
Arcosa	36,720		1,381,774

8

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 12.1% (continued)
Astec Industries	17,740		577,614
AZZ	19,898		915,706
Barnes Group	36,062		2,031,733
Briggs & Stratton	31,187	[a]	319,355
Chart Industries	27,374	[b]	2,104,513
CIRCOR International	15,313	[b]	704,398
Comfort Systems USA	28,359		1,446,025
Cubic	21,663		1,396,830
DXP Enterprises	12,055	[b]	456,764
Encore Wire	15,628		915,488
EnPro Industries	15,926		1,016,716
ESCO Technologies	19,675		1,625,549
Federal Signal	45,913		1,228,173
Franklin Electric	29,449		1,398,828
Gibraltar Industries	24,398	[b]	984,703
GMS	25,006	[b]	550,132
Griffon	25,820		436,874
Harsco	60,089	[b]	1,648,842
Hillenbrand	47,714		1,888,043
Insteel Industries	13,825	[a]	287,837
John Bean Technologies	24,153	[a]	2,925,653
Kaman	21,275		1,355,005
Lindsay	8,165	[a]	671,245
Lydall	13,952	[b]	281,830
Mercury Systems	42,050	[b]	2,958,218
Moog, Cl. A	24,880		2,329,017
Mueller Industries	43,607		1,276,377
MYR Group	12,665	[b]	473,038
National Presto Industries	3,831	[a]	357,394
Patrick Industries	16,966	[a,b]	834,558
PGT Innovations	43,912	[b]	734,209
Powell Industries	6,923		263,074
Proto Labs	20,694	[b]	2,400,918
Quanex Building Products	26,266		496,165
Raven Industries	27,256		977,945
Simpson Manufacturing	30,973	[a]	2,058,466
SPX	33,535	[b]	1,107,326
SPX FLOW	32,291	[b]	1,351,701
Standex International	9,839		719,624
Tennant	13,818		845,662
The Greenbrier Companies	24,155		734,312
Titan International	37,963		185,639
Triumph Group	38,380	[a]	878,902

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 12.1% (continued)
Universal Forest Products	46,778		1,780,371
Veritiv	9,167	[b]	178,023
Vicor	12,341	[a,b]	383,188
Wabash National	41,746		679,207
Watts Water Technologies, Cl. A	21,140		1,969,825
			68,338,778
Commercial & Professional Services - 4.7%
ABM Industries	50,049		2,001,960
Brady, Cl. A	37,524		1,850,684
Exponent	38,972		2,281,421
Forrester Research	7,770	[b]	365,423
FTI Consulting	28,933	[b]	2,425,743
Heidrick & Struggles International	14,504		434,685
Interface	44,377		680,299
Kelly Services, Cl. A	23,151		606,325
Korn Ferry	42,850		1,717,000
LSC Communications	25,508		93,614
Matthews International, Cl. A	24,645	[a]	858,878
Mobile Mini	33,938		1,032,733
Multi-Color	10,808		540,076
Navigant Consulting	31,455		729,441
Pitney Bowes	142,578	[a]	610,234
R.R. Donnelley & Sons	52,492		103,409
Resources Connection	22,668		362,915
Team	22,869	[b]	350,353
Tetra Tech	41,843		3,286,768
TrueBlue	29,979	[b]	661,337
UniFirst	11,739		2,213,623
US Ecology	16,685		993,425
Viad	15,216		1,007,908
WageWorks	30,098	[b]	1,528,677
			26,736,931
Consumer Durables & Apparel - 4.3%
Callaway Golf	67,488	[a]	1,158,094
Cavco Industries	6,476	[b]	1,020,229
Century Communities	20,714	[a,b]	550,578
Crocs	50,456	[a,b]	996,506
Ethan Allen Interiors	18,853		397,044
Fossil Group	35,300	[a,b]	405,950
G-III Apparel Group	31,754	[a,b]	934,203
Installed Building Products	15,681	[a,b]	928,629
iRobot	21,185	[a,b]	1,941,393
Kontoor Brands	35,304	[b]	989,218

10

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Consumer Durables & Apparel - 4.3% (continued)
La-Z-Boy	35,397		1,085,272
LGI Homes	13,971	[b]	997,949
M.D.C. Holdings	37,861		1,241,084
M/I Homes	20,608	[b]	588,152
Meritage Homes	27,237	[b]	1,398,348
Movado Group	12,639	[a]	341,253
Nautilus	21,542	[b]	47,608
Oxford Industries	12,856	[a]	974,485
Steven Madden	59,279		2,012,522
Sturm Ruger & Co.	13,431		731,721
TopBuild	26,520	[b]	2,194,795
Unifi	11,057	[b]	200,906
Universal Electronics	10,467	[b]	429,356
Vera Bradley	17,285	[a,b]	207,420
Vista Outdoor	43,637	[b]	387,497
William Lyon Homes, Cl. A	25,575	[b]	466,232
Wolverine World Wide	67,590		1,861,429
			24,487,873
Consumer Services - 2.6%
American Public Education	12,496	[b]	369,632
BJ‘s Restaurants	16,059	[a]	705,632
Bloomin‘ Brands Inc	69,371	[a]	1,311,806
Career Education	52,336	[b]	998,048
Chuy's Holdings	12,942	[b]	296,631
Dave & Buster's Entertainment	27,775	[a]	1,124,054
Dine Brands Global	13,431	[a]	1,282,258
El Pollo Loco Holdings	17,445	[a,b]	185,964
Fiesta Restaurant Group	17,851	[a,b]	234,562
Monarch Casino & Resort	8,930	[b]	381,668
Red Robin Gourmet Burgers	9,902	[b]	302,704
Regis	23,702	[a,b]	393,453
Ruth's Hospitality Group	21,861		496,463
Shake Shack, Cl. A	19,856	[b]	1,433,603
Strategic Education	16,587		2,952,486
Wingstop	22,249		2,108,093
			14,577,057
Diversified Financials - 3.7%
Apollo Commercial Real Estate Finance	103,864	[c]	1,910,059
ARMOUR Residential	40,075	[c]	746,998
Blucora	36,799	[b]	1,117,586
Capstead Mortgage	66,850	[c]	558,198
Donnelley Financial Solutions	25,893	[a,b]	345,413
Encore Capital Group	19,724	[a,b]	668,052

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Diversified Financials - 3.7% (continued)
Enova International	25,469	[b]	587,060
EZCORP, Cl. A	39,850	[a,b]	377,380
FirstCash	33,032		3,303,861
Granite Point Mortgage Trust	39,432	[c]	756,700
Greenhill & Co.	13,691	[a]	186,061
INTL. FCStone	11,921	[b]	471,952
Invesco Mortgage Capital	96,341	[c]	1,553,017
New York Mortgage Trust	157,451	[a,c]	976,196
PennyMac Mortgage Investment Trust	58,555	[c]	1,278,256
Piper Jaffray	11,308		839,845
PRA Group	34,368	[a,b]	967,116
Redwood Trust	72,849	[c]	1,204,194
Virtus Investment Partners	5,426		582,752
Waddell & Reed Financial, Cl. A	58,807	[a]	980,313
WisdomTree Investments	88,240		544,441
World Acceptance	4,978	[a,b]	816,940
			20,772,390
Energy - 3.7%
Archrock	98,134		1,040,220
Bonanza Creek Energy	14,200	[a,b]	296,496
C&J Energy Services	46,759	[b]	550,821
Carrizo Oil & Gas	64,682	[a,b]	648,114
CONSOL Energy	20,780	[b]	552,956
Denbury Resources	349,650	[a,b]	433,566
Diamond Offshore Drilling	50,440	[a,b]	447,403
DMC Global	10,772	[a]	682,406
Dril-Quip	28,041	[b]	1,345,968
Era Group	14,812	[b]	123,532
Exterran	24,185	[b]	343,911
Geospace Technologies	11,046	[b]	166,905
Green Plains	29,781	[a]	321,039
Gulf Island Fabrication	9,549	[b]	67,798
Gulfport Energy	112,942	[a,b]	554,545
Helix Energy Solutions Group	106,824	[b]	921,891
HighPoint Resources	83,872	[b]	152,647
KLX Energy Services Holdings	17,186	[b]	351,110
Laredo Petroleum	118,040	[a,b]	342,316
Matrix Service	20,997	[b]	425,399
Nabors Industries	245,902		713,116
Newpark Resources	69,316	[a,b]	514,325
Noble	188,799	[a,b]	353,054
Oil States International	46,259	[b]	846,540
Par Pacific Holdings	22,071	[b]	452,897

12

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Energy - 3.7% (continued)
PDC Energy	50,780	[a,b]	1,831,127
Penn Virginia	10,148	[b]	311,341
ProPetro Holding	56,832	[b]	1,176,422
Renewable Energy Group	27,791	[b]	440,765
REX American Resources	4,341	[b]	316,459
Ring Energy	44,566	[a,b]	144,840
SEACOR Holdings	13,478	[b]	640,340
SRC Energy	184,268	[b]	913,969
Superior Energy Services	117,607	[b]	152,889
TETRA Technologies	96,062	[b]	156,581
Unit	41,866	[a,b]	372,189
US Silica Holdings	56,577	[a]	723,620
Whiting Petroleum	69,945	[a,b]	1,306,573
			21,136,090
Food & Staples Retailing - .3%
SpartanNash	27,486		320,762
The Andersons	20,122		548,123
The Chefs' Warehouse	17,482	[b]	613,094
United Natural Foods	38,562	[a,b]	345,901
			1,827,880
Food, Beverage & Tobacco - 1.9%
B&G Foods	49,625	[a]	1,032,200
Calavo Growers	11,867	[a,b]	1,148,014
Cal-Maine Foods	22,668	[a]	945,709
Coca-Cola Consolidated Inc	3,578		1,070,717
Darling Ingredients	124,700	[b]	2,480,283
Dean Foods	69,955	[a,b]	64,624
J&J Snack Foods	11,445	[a]	1,842,073
John B. Sanfilippo & Son	6,671	[b]	531,612
MGP Ingredients	9,580	[a]	635,250
Seneca Foods, Cl. A	4,933	[b]	137,285
Universal	18,954		1,151,835
			11,039,602
Health Care Equipment & Services - 6.9%
Addus HomeCare	7,483	[b]	560,851
AMN Healthcare Services	35,509	[b]	1,926,363
AngioDynamics	28,392	[b]	559,038
BioTelemetry	25,422	[a,b]	1,224,069
Cardiovascular Systems	26,192	[b]	1,124,423
Community Health Systems	88,237	[b]	235,593
Computer Programs & Systems	9,505		264,144
CONMED	19,906		1,703,356
CorVel	7,023	[b]	611,071

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Health Care Equipment & Services - 6.9% (continued)
Cross Country Healthcare	27,943	[b]	262,105
CryoLife	25,866	[b]	774,169
Cutera	10,140	[b]	210,709
Diplomat Pharmacy	43,913	[b]	267,430
HealthStream	19,467	[b]	503,417
Heska	5,162	[b]	439,648
HMS Holdings	65,426	[b]	2,119,148
Integer Holdings	22,834	[b]	1,916,229
Invacare	25,069		130,108
Lantheus Holdings	29,953	[b]	847,670
LeMaitre Vascular	12,409	[a]	347,204
LHC Group	22,126	[b]	2,645,827
Magellan Health	18,268	[b]	1,356,034
Meridian Bioscience	32,265		383,308
Merit Medical Systems	42,095	[b]	2,507,178
Natus Medical	25,376	[b]	651,909
Neogen	39,930	[b]	2,480,052
NextGen Healthcare	35,894	[b]	714,291
Omnicell	30,900	[b]	2,658,327
OraSure Technologies	47,346	[b]	439,371
Orthofix Medical	14,785	[b]	781,831
Owens & Minor	47,605	[a]	152,336
Providence Service	8,188	[b]	469,500
Select Medical Holdings	81,451	[b]	1,292,627
SurModics	10,371	[b]	447,716
Tabula Rasa HealthCare	13,627	[a,b]	680,396
Tactile Systems Technology	12,936	[a,b]	736,317
The Ensign Group	37,471		2,132,849
Tivity Health	35,741	[a,b]	587,582
U.S. Physical Therapy	9,625		1,179,736
Varex Imaging	28,751	[b]	881,218
			39,205,150
Household & Personal Products - 1.1%
Avon Products	340,100	[a,b]	1,319,588
Central Garden & Pet	8,142	[a,b]	219,427
Central Garden & Pet, Cl. A	30,725	[b]	757,064
Inter Parfums	13,370		888,971
Medifast	8,967	[a]	1,150,466
WD-40	10,483	[a]	1,667,216
			6,002,732
Insurance - 3.5%
Ambac Financial Group	34,453	[b]	580,533

14

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Insurance - 3.5% (continued)
American Equity Investment Life Holding	69,447	[b]	1,886,181
AMERISAFE	14,599		930,978
eHealth	13,940	[b]	1,200,234
Employers Holdings	24,858		1,050,748
HCI Group	5,269	[a]	213,236
Horace Mann Educators	31,143		1,254,751
James River Group Holdings	23,216		1,088,830
ProAssurance	41,018		1,481,160
RLI	29,669	[a]	2,542,930
Safety Insurance Group	11,001		1,046,525
Selective Insurance Group	44,716		3,348,781
Stewart Information Services	17,755		718,900
Third Point Reinsurance	57,647	[b]	594,917
United Fire Group	16,288		789,317
United Insurance Holdings	16,850	[a]	240,281
Universal Insurance Holdings	24,323		678,612
			19,646,914
Materials - 4.3%
AdvanSix	22,208	[b]	542,541
AK Steel Holding	241,218	[a,b]	571,687
American Vanguard	19,349		298,168
Balchem	24,740	[b]	2,473,258
Boise Cascade	29,735		835,851
Century Aluminum	37,238	[a,b]	257,315
Clearwater Paper	12,887	[b]	238,281
Ferro	62,873	[b]	993,393
FutureFuel	18,697		218,568
H.B. Fuller	38,515		1,787,096
Hawkins	7,520		326,443
Haynes International	9,361		297,773
Innophos Holdings	15,175		441,744
Innospec	18,542		1,691,772
Kaiser Aluminum	12,345		1,204,995
Koppers Holdings	16,064	[b]	471,639
Kraton	24,749	[b]	768,951
Livent	110,378	[b]	763,816
LSB Industries	14,961	[a,b]	58,348
Materion	15,471		1,049,089
Mercer International	32,605		504,399
Myers Industries	27,479		529,520
Neeah	12,883		870,247
Olympic Steel	7,105		96,983

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Materials - 4.3% (continued)
P.H. Glatfelter	33,229		560,906
Quaker Chemical	10,233	[a]	2,076,071
Rayonier Advanced Materials	38,574	[a]	250,345
Schweitzer-Mauduit International	23,545		781,223
Stepan	15,396		1,415,046
SunCoke Energy	66,267	[b]	588,451
TimkenSteel	29,890	[a,b]	243,006
Tredegar	19,469		323,575
US Concrete	11,747	[b]	583,708
			24,114,208
Media & Entertainment - .7%
Care.com	20,337	[b]	223,300
Gannet	86,388	[a]	704,926
New Media Investment Group	41,239	[a]	389,296
QuinStreet	30,516	[a,b]	483,679
Scholastic	21,239		705,984
TechTarget Inc	16,890	[b]	358,913
The E.W. Scripps, Cl. A	43,824		670,069
The Marcus	16,677		549,674
			4,085,841
Pharmaceuticals Biotechnology & Life Sciences - 4.9%
Acorda Therapeutics	29,983	[a,b]	229,970
Akorn	72,917	[b]	375,523
AMAG Pharmaceuticals	26,880	[b]	268,531
Amphastar Pharmaceuticals	25,714	[a,b]	542,823
ANI Pharmaceuticals	6,286	[a,b]	516,709
Anika Therapeutics	10,440	[b]	424,073
Arrowhead Pharmaceuticals	71,630	[a,b]	1,898,195
Assertio Therapeutics	46,156	[a,b]	159,238
Cambrex	25,245	[a,b]	1,181,718
Corcept Therapeutics	79,041	[a,b]	881,307
Cytokinetics	42,963	[a,b]	483,334
Eagle Pharmaceuticals	8,026	[b]	446,888
Emergent BioSolutions	33,984	[b]	1,641,767
Enanta Pharmaceuticals	12,155	[a,b]	1,025,639
Endo International	149,799	[b]	617,172
Innoviva	51,528	[a,b]	750,248
Lannett	25,876	[a,b]	156,809
Luminex	31,717		654,639
Medpace Holdings	19,811	[b]	1,296,036
Momenta Pharmaceuticals	75,589	[b]	941,083
Myriad Genetics	55,605	[a,b]	1,544,707
NeoGenomics	77,685	[a,b]	1,704,409

16

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.9% (continued)
Phibro Animal Health, Cl. A	15,890		504,825
Progenics Pharmaceuticals	62,818	[a,b]	387,587
REGENXBIO	23,081	[a,b]	1,185,671
Repligen	31,932	[b]	2,744,555
Spectrum Pharmaceuticals	79,499	[a,b]	684,486
Supernus Pharmaceuticals	40,241	[a,b]	1,331,575
The Medicines	52,942	[a,b]	1,930,795
USANA Health Sciences	10,142	[b]	805,528
Vanda Pharmaceuticals	40,045	[b]	564,234
			27,880,074
Real Estate - 6.9%
Acadia Realty Trust	62,307	[c]	1,705,343
Agree Realty	28,687	[a,c]	1,837,402
American Assets Trust	35,905	[c]	1,691,844
Armada Hoffler Properties	37,872	[c]	626,782
CareTrust	72,617	[c]	1,726,832
CBL & Associates Properties	134,331	[a,c]	139,704
Cedar Realty Trust	69,805	[c]	184,983
Chatham Lodging Trust	35,562	[c]	671,055
Chesapeake Lodging Trust	45,795	[c]	1,301,494
Community Healthcare Trust	13,533	[c]	533,336
DiamondRock Hospitality	152,733	[c]	1,579,259
Easterly Government Properties	51,567	[c]	933,878
Four Corners Property Trust	52,574	[a,c]	1,436,847
Franklin Street Properties	83,289	[c]	614,673
Getty Realty	25,607	[c]	787,671
Global Net Lease	64,645	[c]	1,268,335
Hersha Hospitality Trust	27,945	[a,c]	462,210
HFF, Cl. A	30,038	[a]	1,366,128
Independence Realty Trust	67,934	[c]	785,996
Innovative Industrial Properties	7,402	[a,c]	914,591
iStar	47,714	[a,c]	592,608
Kite Realty Group Trust	63,437	[c]	959,802
Lexington Realty Trust	158,194	[c]	1,488,606
LTC Properties	30,107	[a,c]	1,374,686
Marcus & Millichap	16,292	[b]	502,608
National Storage Affiliates Trust	42,897	[c]	1,241,439
NorthStar Realty Europe	37,570	[c]	617,275
Office Properties Income Trust	36,464	[a,c]	957,909
Pennsylvania Real Estate Investment Trust	47,239	[a,c]	307,054
RE/MAX Holdings, Cl. A	13,801		424,519

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Real Estate - 6.9% (continued)
Realogy Holdings	86,370	[a]	625,319
Retail Opportunity Investments	87,176	[c]	1,493,325
RPT Realty	61,799	[a,c]	748,386
Saul Centers	8,707	[c]	488,724
Summit Hotel Properties	80,080	[a,c]	918,518
Universal Health Realty Income Trust	9,611	[c]	816,262
Urstadt Biddle Properties, Cl. A	22,724	[c]	477,204
Washington Prime Group	141,089	[a,c]	538,960
Washington Real Estate Investment Trust	61,417	[c]	1,641,676
Whitestone	30,225	[a,c]	383,555
Xenia Hotels & Resorts	85,075	[a,c]	1,773,814
			38,940,612
Retailing - 4.6%
Abercrombie & Fitch, Cl. A	50,638	[a]	812,234
Asbury Automotive Group	14,752	[a,b]	1,244,184
Ascena Retail Group	132,753	[b]	80,979
Barnes & Noble	44,865	[a]	300,147
Barnes & Noble Education	27,435	[b]	92,182
Big Lots	30,889	[a]	883,734
Boot Barn Holdings	21,416	[a,b]	763,266
Caleres	32,777		652,918
Cato, Cl. A	18,159	[a]	223,719
Chico's FAS	92,465		311,607
Conn's	18,523	[b]	330,080
Core-Mark Holding	34,897		1,386,109
Designer Brands, Cl. A	43,857	[a]	840,739
Express	49,800	[a,b]	135,954
GameStop, Cl. A	77,331	[a]	423,001
Genesco	14,002	[a,b]	592,145
Group 1 Automotive	13,238	[a]	1,084,060
Guess?	38,018		613,991
Haverty Furniture	14,574		248,195
Hibbett Sports	13,370	[a,b]	243,334
J.C. Penney	247,509	[a,b]	282,160
Kirkland's	11,419	[a,b]	25,807
Liquidity Services	18,877	[b]	114,961
Lithia Motors, Cl. A	17,009	[a]	2,020,329
Lumber Liquidators Holdings	21,741	[b]	251,109
MarineMax	17,434	[a,b]	286,615
Monro	25,265	[a]	2,155,105
Office Depot	412,183		849,097
PetMed Express	15,796	[a]	247,523

18

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Retailing - 4.6% (continued)
Rent-A-Center	33,806	[b]	900,254
RH	12,378	[b]	1,430,897
Shoe Carnival	7,930	[a]	218,868
Shutterfly	26,263	[a,b]	1,327,595
Shutterstock	14,476	[a,b]	567,314
Sleep Number	23,173	[a,b]	935,957
Sonic Automotive, Cl. A	18,500	[a]	431,975
Stamps.com	12,512	[a,b]	566,418
Tailored Brands	38,073	[a]	219,681
The Buckle	21,415	[a]	370,694
The Children's Place	12,194	[a]	1,163,064
Tile Shop Holdings	31,472	[a]	125,888
Vitamin Shoppe	12,093	[a,b]	47,646
Zumiez	14,369	[b]	375,031
			26,176,566
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries	29,049	[b]	1,634,587
Axcelis Technologies	24,523	[b]	369,071
Brooks Automation	54,792	[a]	2,123,190
Cabot Microelectronics	22,186		2,442,235
CEVA	16,936	[b]	412,392
Cohu	31,480		485,736
Diodes	30,808	[b]	1,120,487
DSP Group	13,653	[b]	196,057
FormFactor	55,935	[b]	876,501
Ichor Holdings	16,599	[b]	392,400
Kopin	44,532	[b]	48,540
Kulicke & Soffa Industries	51,000		1,150,050
MaxLinear	48,487	[a,b]	1,136,535
Mesa Laboratories Inc	2,710		662,159
Nanometrics	18,397	[b]	638,560
PDF Solutions	20,701	[b]	271,597
Photronics	51,847	[b]	425,145
Power Integrations	21,922		1,757,706
Rambus	81,874	[b]	985,763
Rudolph Technologies	24,156	[b]	667,430
SMART Global Holdings	9,355	[b]	215,071
SolarEdge Technologies	33,994	[a,b]	2,123,265
Ultra Clean Holdings	29,203	[a,b]	406,506
Veeco Instruments	37,476	[b]	457,957
Xperi	37,672	[a]	775,666
			21,774,606

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 4.5%
8x8	72,989	[a,b]	1,759,035
Agilysys	12,957	[b]	278,187
Alarm.com Holdings	26,774	[a,b]	1,432,409
Bottomline Technologies De	28,275	[b]	1,250,886
Cardtronics, Cl. A	28,801	[a,b]	786,843
CSG Systems International	24,808		1,211,375
Ebix	16,878	[a]	847,613
EVERTEC	45,826		1,498,510
ExlService Holdings	26,384	[b]	1,744,774
LivePerson	44,408	[b]	1,245,200
ManTech International, Cl. A	20,015		1,317,988
MicroStrategy, Cl. A	6,271	[b]	898,697
Monotype Imaging Holdings	32,058		539,857
NIC	50,472		809,571
OneSpan	23,940	[b]	339,230
Perficient	25,701	[b]	882,058
Progress Software	34,150		1,489,623
Qualys	25,832	[a,b]	2,249,451
SPS Commerce	13,583	[b]	1,388,318
SYKES Enterprises	29,764	[b]	817,319
TiVo	94,793		698,624
TTEC Holdings	10,792		502,799
Unisys	39,649	[b]	385,388
Virtusa	20,916	[b]	929,298
			25,303,053
Technology Hardware & Equipment - 6.4%
3D Systems	88,445	[a,b]	804,850
ADTRAN	36,155		551,364
Anixter International	21,876	[b]	1,306,216
Applied Optoelectronics	14,624	[a,b]	150,335
Arlo Technologies	56,855	[b]	227,989
Badger Meter	22,089		1,318,492
Bel Fuse, Cl. B	7,659		131,505
Benchmark Electronics	28,762		722,501
CalAmp	26,724	[b]	312,136
Comtech Telecommunications	17,983		505,502
Control4	20,272	[b]	481,460
Cray	30,859	[b]	1,074,510
CTS	25,035		690,465
Daktronics	31,114		191,973
Diebold Nixdorf	57,698	[a,b]	528,514
Digi International	21,669	[b]	274,763
Electronics For Imaging	32,866	[b]	1,213,084

20

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Technology Hardware & Equipment - 6.4% (continued)
ePlus	10,247	[b]	706,428
Extreme Networks	90,279	[b]	584,105
Fabrinet	28,311	[b]	1,406,207
FARO Technologies	12,887	[b]	677,598
Finisar	90,450	[b]	2,068,592
Harmonic	65,068	[a,b]	361,127
II-VI	44,944	[a,b]	1,643,153
Insight Enterprises	26,953	[b]	1,568,665
Itron	25,342	[b]	1,585,649
KEMET	44,275	[a]	832,813
Knowles	69,477	[a,b]	1,272,124
Methode Electronics	28,274		807,788
MTS Systems	13,757	[a]	805,197
NETGEAR	24,167	[b]	611,183
OSI Systems	12,864	[a,b]	1,448,872
Park Electrochemical	15,222		254,055
Plexus	22,935	[b]	1,338,716
Rogers	13,937	[a,b]	2,405,247
Sanmina	52,565	[b]	1,591,668
ScanSource	19,779	[b]	644,004
TTM Technologies	71,485	[a,b]	729,147
Viavi Solutions	174,822	[a,b]	2,323,384
			36,151,381
Telecommunication Services - 1.2%
ATN International	8,304		479,390
Cincinnati Bell	38,380	[a,b]	189,981
Cogent Communications Holdings	31,874		1,892,041
Consolidated Communications Holdings	52,851		260,555
Frontier Communications	82,382	[a,b]	144,169
Iridium Communications	74,519	[b]	1,733,312
Spok Holdings	12,866		193,505
Vonage Holdings	166,867	[b]	1,890,603
			6,783,556
Transportation - 2.3%
Allegiant Travel	9,694		1,391,089
ArcBest	19,636		551,968
Atlas Air Worldwide Holdings	19,394	[b]	865,748
Echo Global Logistics	21,127	[b]	440,921
Forward Air	22,033		1,303,252
Hawaiian Holdings	37,182	[a]	1,019,902
Heartland Express	35,998		650,484
Hub Group, Cl. A	26,290	[b]	1,103,654
Marten Transport	29,456		534,626

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Transportation - 2.3% (continued)
Matson		32,405		1,258,934
Saia		19,511	[b]	1,261,776
SkyWest		39,283		2,383,300
				12,765,654
Utilities - 2.2%
American States Water		27,814	[a]	2,092,725
Avista		50,148		2,236,601
California Water Service Group		36,915	[a]	1,869,006
El Paso Electric		31,281		2,045,777
Northwest Natural Holding		23,076		1,603,782
South Jersey Industries		70,414		2,375,064
				12,222,955
Total Common Stocks (cost $444,195,018)				563,092,201

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Core S&P Small-Cap ETF (cost $1,449,360)		18,968	[a]	1,484,815
		Number of Rights
Rights - .0%
Materials - .0%
Schulman A (cost $0)		22,372		0
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bill - .0%
2.31%, 9/12/19 (cost $59,716)		60,000	[d,e]	59,749
	1-Day Yield (%)	Shares
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $316,934)	2.29	316,934	[f]	316,934

22

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,078,790)	2.29	12,078,790	[f]	12,078,790
Total Investments (cost $458,099,818)		102.1%		577,032,489
Liabilities, Less Cash and Receivables		(2.1%)		(12,062,112)
Net Assets		100.0%		564,970,377

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $134,947,760 and the value of the collateral held by the fund was $135,946,395, consisting of cash collateral of $12,078,790 and U.S. Government & Agency securities valued at $123,867,605.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	19.2
Financials	17.8
Information Technology	14.6
Consumer Discretionary	13.8
Health Care	11.7
Real Estate	6.9
Materials	4.3
Energy	3.7
Consumer Staples	3.4
Investment Companies	2.4
Utilities	2.2
Communication Services	1.9
Consumer, Non-cyclical	.2
Government	.0
102.1

† Based on net assets.

See notes to financial statements.

23

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18 ($)	Purchases ($)	Sales ($)	Value 6/30/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,787,245	26,288,045	28,758,356	316,934.0		21,997
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Plus Money Market Fund	11,321,620	53,233,267	52,476,097	12,078,790	2.1	-
Total	14,108,865	79,521,312	81,234,453	12,395,724	2.1	21,997

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

24

STATEMENT OF FUTURES
June 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	14	9/19	1,069,941	1,096,970	27,029
Gross Unrealized Appreciation				27,029

See notes to financial statements.

25

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $134,947,760)—Note 1(b):
Unaffiliated issuers	445,704,094	564,636,765
Affiliated issuers	12,395,724	12,395,724
Cash		3,200
Receivable for investment securities sold		3,146,111
Dividends, interest and securities lending income receivable		652,695
Receivable for shares of Beneficial Interest subscribed		128,864
Receivable for futures variation margin—Note 4		12,110
		580,975,469
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		258,385
Liability for securities on loan—Note 1(b)		12,078,790
Payable for investment securities purchased		3,247,476
Payable for shares of Beneficial Interest redeemed		419,942
Trustees fees and expenses payable		499
		16,005,092
Net Assets ($)		564,970,377
Composition of Net Assets ($):
Paid-in capital		436,044,037
Total distributable earnings (loss)		128,926,340
Net Assets ($)		564,970,377

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	31,941,397
Net Asset Value Per Share ($)	17.69

See notes to financial statements.

26

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,469 foreign taxes withheld at source):
Unaffiliated issuers	4,416,432
Affiliated issuers	21,997
Income from securities lending—Note 1(b)	128,078
Interest	2,359
Total Income	4,568,866
Expenses:
Management fee—Note 3(a)	971,392
Distribution fees—Note 3(b)	693,852
Trustees’ fees—Note 3(a,c)	18,300
Loan commitment fees—Note 2	8,028
Total Expenses	1,691,572
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(18,300)
Net Expenses	1,673,272
Investment Income—Net	2,895,594
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	13,333,873
Net realized gain (loss) on futures	371,008
Net Realized Gain (Loss)	13,704,881
Net unrealized appreciation (depreciation) on investments	51,507,854
Net unrealized appreciation (depreciation) on futures	132,787
Net Unrealized Appreciation (Depreciation)	51,640,641
Net Realized and Unrealized Gain (Loss) on Investments	65,345,522
Net Increase in Net Assets Resulting from Operations	68,241,116

See notes to financial statements.

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	2,895,594	4,873,727
Net realized gain (loss) on investments	13,704,881	45,312,922
Net unrealized appreciation (depreciation) on investments	51,640,641	(101,851,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,241,116	(51,665,086)
Distributions ($):
Distributions to shareholders	(51,447,582)	(35,748,989)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	23,913,942	100,526,735
Distributions reinvested	51,447,582	35,748,989
Cost of shares redeemed	(36,879,789)	(101,180,124)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	38,481,735	35,095,600
Total Increase (Decrease) in Net Assets	55,275,269	(52,318,475)
Net Assets ($):
Beginning of Period	509,695,108	562,013,583
End of Period	564,970,377	509,695,108
Capital Share Transactions (Shares):
Shares sold	1,326,549	5,002,002
Shares issued for distributions reinvested	2,958,458	1,837,050
Shares redeemed	(2,033,284)	(5,081,360)
Net Increase (Decrease) in Shares Outstanding	2,251,723	1,757,692

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2019		Year Ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	17.17	20.12	18.88	16.71	18.40	18.60
Investment Operations:
Investment income—net[a]	.09	.17	.16	.16	.16	.13
Net realized and unrealized gain (loss) on investments	2.19	(1.82)	2.04	3.69	(.53)	.79
Total from Investment Operations	2.28	(1.65)	2.20	3.85	(.37)	.92
Distributions:
Dividends from investment income—net	(.17)	(.17)	(.13)	(.16)	(.13)	(.11)
Dividends from net realized gain on investments	(1.59)	(1.13)	(.83)	(1.52)	(1.19)	(1.01)
Total Distributions	(1.76)	(1.30)	(.96)	(1.68)	(1.32)	(1.12)
Net asset value, end of period	17.69	17.17	20.12	18.88	16.71	18.40
Total Return (%)	13.43[b]	(8.98)	12.40	25.73	(2.33)	5.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	61[c]	.61	.63	.63	.63	.63
Ratio of net expenses to average net assets	60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	1.04[c]	.82	.88	.95	.90	.73
Portfolio Turnover Rate	10.63[b]	23.26	16.90	24.24	19.72	14.30
Net Assets, end of period ($ x 1,000)	564,970	509,695	562,014	535,603	307,701	337,652

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective June 3, 2019, the Company changed its name from Dreyfus Investment Portfolios to BNY Mellon Investment Portfolios. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

30

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

32

Level 1 – Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Common Stocks†	563,092,201	-	-	563,092,201
Exchange-Traded Funds	1,484,815	-	-	1,484,815
Investment Companies	12,395,724	-	-	12,395,724
Rights†	-	0††	-	0
U.S. Treasury	-	59,749	-	59,749
Other Financial Instruments:
Futures†††	27,029	-	-	27,029

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $28,977 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income $10,686,933 and long-term capital gains $25,062,056. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update

34

provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Adviser has agreed to pay all of the fund’s direct expenses, except management fees, Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, fees and expenses of non-interested Trustees (including counsel fees), and extraordinary expenses. The Adviser has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2019, fees reimbursed by the Adviser amounted to $18,300.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2019, the fund was charged $693,852 pursuant to the Distribution Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $158,074 and Distribution Plan fees $112,911, which are offset against an expense reimbursement currently in effect in the amount of $12,600.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2019, amounted to $58,715,502 and $65,493,224, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2019 are set forth in the Statement of Futures.

36

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2019:

Average Market Value ($)
Equity futures	2,492,801

At June 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $118,959,700, consisting of $174,226,537 gross unrealized appreciation and $55,266,837 gross unrealized depreciation.

At June 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

37

For More Information

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0410SA0619

BNY Mellon Investment Portfolios, Technology Growth Portfolio

SEMIANNUAL REPORT June 30, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Investment Portfolios, Technology Growth Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Investment Portfolios, Technology Growth Portfolio (formerly, Dreyfus Investment Portfolios, Technology Growth Portfolio), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by Barry K. Mills, CFA, Portfolio Manager and Erik A. Swords, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon Investment Portfolios, Technology Growth Portfolio’s (formerly, Dreyfus Investment Portfolios, Technology Growth Portfolio) Initial shares produced a total return of 20.24%, and its Service shares produced a total return of 20.15%.1 The fund’s benchmarks, the NYSE® Technology Index and the S&P 500® Index, produced total returns of 21.97% and 18.53, respectively, over the same period.2,3

Technology stocks gained ground, despite inflation-related concerns in the United States and international trade tensions, which constrained the performance of broad market averages. The fund underperformed its technology benchmark due to unfavorable individual stock selections.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of growth companies of any size that BNY Mellon Investment Adviser, Inc. believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund’s assets may be invested in foreign securities.

In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses. The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical, or stable growth companies. The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product, or market cycles, and/or favorable valuations.

Stocks Surge as Central Banks Back Away From Tightening

The reporting period began with markets rebounding from a weak fourth quarter of 2018, when investor sentiment shifted to risk off, amid concerns about the global economy and the possibility of monetary tightening by the Federal Reserve (the “Fed”). Sentiment shifted late in the quarter, however, when the Fed and other central banks moved to a more accommodative stance. The Fed indicated that interest-rate hikes in 2019 would be “data-dependent” while the European Central Bank retreated from a plan to raise rates in 2019, and the Bank of Japan gave no indication of changing its already accommodative policy.

Given this more dovish stance, stocks rallied late in 2018 and continued to rise in 2019. Markets in January posted strong gains, but investors began to question whether U.S. corporate earnings growth would match the robust figures hit in 2018. Globally, economies appeared to weaken somewhat as purchasing managers’ indices declined. Nevertheless, markets generally continued to rise during the period, even as ongoing concerns about trade tensions between the U.S. and China weighed on markets at times.

Later in the reporting period, although the Fed’s stance on interest rates remained unchanged, markets began to anticipate a rate cut later in 2019, as uncertainties remained about whether a U.S.-China trade agreement could be reached, and whether the U.S. economy would continue to grow at an above-trend pace.

Technology stocks continued to benefit from above-average levels of capital spending, which corporations have been directing into updating their technology infrastructure. This infrastructure encompasses a number of themes across a wide range of industries, including artificial intelligence, blockchain technology, 5G, mobility, e-commerce, cybersecurity, social media, and voice interfacing.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Stock Selection Hindered Returns

The fund lagged its technology benchmark primarily due to its exposure to two medical technology companies and to its lack of exposure to Facebook, which gained 47% during the reporting period. In addition, companies that were affected by trade tensions with China also hindered the fund’s results.

In the medical technology industry, Illumina and Intuitive Surgical posted gains but lagged the Index, largely due to domestic political risk related to health care. On a more positive note, the fund benefited from its lack of exposure to Tesla and to Baidu, a Chinese Internet company, both of which were down sharply during the reporting period. The fund’s results also benefited from a position in CoStar Group, which rose 64%; the company provides software for managing commercial real estate. A position in Xilinx, a semiconductor company, rose 39%, while a position in credit card company Visa gained 32%. Other holdings that contributed positively include software maker Adobe, Netflix, Spotify Technology, PayPal Holdings, and Broadcom, a semiconductor-related company.

Positioning the Fund for Slower Growth

With many corporate balance sheets flush with cash and chief information officers predicting higher rates of corporate spending on productivity and efficiency enhancements, we believe conditions remain positive for further gains among information technology stocks. We remain wary of escalating trade tensions between the United States and its trading partners, particularly China, and watchful of U.S. inflation trends. But, generally, we continue to position the fund to benefit from long-term technological trends.

July 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Bloomberg L.P. — The NYSE® Technology Index is an equal-dollar-weighted index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of BNY Mellon Investment Portfolios, Technology Growth Portfolio made available through insurance products may be similar to those of other funds managed or advised by BNY Mellon Investment Adviser, Inc. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other BNY Mellon fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Investment Portfolios, Technology Growth Portfolio from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.31	$5.68
Ending value (after expenses)	$1,202.40	$1,201.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.96	$5.21
Ending value (after expenses)	$1,020.88	$1,019.64

† Expenses are equal to the fund’s annualized expense ratio of .79% for Initial shares and 1.04% for Service shares, multiplied by the average account value over the period, multiplied by 181/365(to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Alternative Carriers - .6%
Bandwidth, Cl. A	44,813	[a]	3,361,871
Application Software - 18.6%
Adobe	102,049	[a]	30,068,738
Everbridge	65,634	[a]	5,868,992
HubSpot	85,775	[a]	14,626,353
salesforce.com	183,973	[a]	27,914,223
Slack Technologies, Cl. A	157,700	[a]	5,913,750
Splunk	143,396	[a]	18,032,047
Zendesk	103,794	[a]	9,240,780
			111,664,883
Communications Equipment - 4.1%
Cisco Systems	447,631		24,498,845
Data Processing & Outsourced S - 13.3%
PayPal Holdings	233,273	[a]	26,700,428
Square, Cl. A	398,673	[a,b]	28,915,753
Visa, Cl. A	137,630	[b]	23,885,686
			79,501,867
Electronic Components - 1.9%
Corning	341,215		11,338,574
Electronic Equipment & Instrum - 1.1%
FLIR Systems	116,908		6,324,723
Interactive Media & Services - 6.2%
Tencent Holdings	405,000		18,322,409
Twitter	533,534	[a]	18,620,337
			36,942,746
Internet & Direct Marketing Re - 9.0%
Alibaba Group Holding, ADR	133,659	[a]	22,648,518
Amazon.com	16,470	[a]	31,188,086
			53,836,604
Internet Services & Infrastruc - 3.0%
Shopify, Cl. A	18,328	[a]	5,501,149
Twilio, Cl. A	89,926	[a,b]	12,261,410
			17,762,559
IT Consulting & Other Services - 3.7%
International Business Machines	161,449		22,263,817
Movies & Entertainment - 5.3%
Netflix	69,962	[a]	25,698,442
Spotify Technology	40,979	[a,b]	5,991,949
			31,690,391
Semiconductors - 20.7%
Broadcom	68,716		19,780,588

6

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Semiconductors - 20.7% (continued)
Cree		147,402	[a,b]	8,281,044
Microchip Technology		188,638	[b]	16,354,915
Qualcomm		344,343		26,194,172
Taiwan Semiconductor Manufacturing, ADR		483,155		18,925,181
Texas Instruments		136,154		15,625,033
Xilinx		162,241		19,131,459
				124,292,392
Systems Software - 11.5%
Microsoft		174,558		23,383,790
Oracle		213,735		12,176,483
Palo Alto Networks		57,455	[a]	11,707,031
Rapid7		111,586	[a]	6,454,134
ServiceNow		56,042	[a]	15,387,452
				69,108,890
Total Common Stocks (cost $428,315,246)				592,588,162
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,239,043)	2.29	6,239,043	[c]	6,239,043
Total Investments (cost $434,554,289)		100.0%		598,827,205
Cash and Receivables (Net)		.0%		13,507
Net Assets		100.0%		598,840,712

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2019, the value of the fund’s securities on loan was $70,073,123 and the value of the collateral held by the fund was $71,525,272, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	78.0
Communication Services	12.0
Consumer Discretionary	9.0
Investment Companies	1.0
100.0

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 12/31/18($)	Purchases($)	Sales($)	Value 6/30/19($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	28,028,206	37,919,341	59,708,504	6,239,043	1.0	106.588
Investment of Cash Collateral for Securities Loaned:†
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	11,805,699	11,805,699	-	-	-
Total	28,028,206	49,725,040	71,514,203	6,239,043	1.0	106,588

† Effective January 2, 2019, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $70,073,123)—Note 1(c):
Unaffiliated issuers	428,315,246	592,588,162
Affiliated issuers	6,239,043	6,239,043
Cash denominated in foreign currency	52,962	53,202
Dividends, interest and securities lending income receivable		685,721
Receivable for shares of Beneficial Interest subscribed		42,504
Prepaid expenses		5,190
		599,613,822
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		460,754
Payable for shares of Beneficial Interest redeemed		266,117
Trustees fees and expenses payable		4,252
Accrued expenses		41,987
		773,110
Net Assets ($)		598,840,712
Composition of Net Assets ($):
Paid-in capital		407,914,034
Total distributable earnings (loss)		190,926,678
Net Assets ($)		598,840,712

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	138,789,348	460,051,364
Shares Outstanding	5,748,979	20,340,450
Net Asset Value Per Share ($)	24.14	22.62

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $129,428 foreign taxes withheld at source):
Unaffiliated issuers	3,484,565
Affiliated issuers	106,588
Income from securities lending—Note 1(c)	26,878
Interest	14
Total Income	3,618,045
Expenses:
Management fee—Note 3(a)	2,158,113
Distribution fees—Note 3(b)	551,156
Professional fees	44,223
Trustees’ fees and expenses—Note 3(c)	20,432
Prospectus and shareholders’ reports	19,712
Loan commitment fees—Note 2	5,792
Custodian fees—Note 3(b)	4,763
Shareholder servicing costs—Note 3(b)	524
Registration fees	164
Miscellaneous	13,116
Total Expenses	2,817,995
Investment Income—Net	800,050
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	26,132,722
Net realized gain (loss) on forward foreign currency exchange contracts	(3)
Net Realized Gain (Loss)	26,132,719
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	75,222,411
Net Realized and Unrealized Gain (Loss) on Investments	101,355,130
Net Increase in Net Assets Resulting from Operations	102,155,180

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income (loss)—net	800,050	(270,215)
Net realized gain (loss) on investments	26,132,719	68,298,336
Net unrealized appreciation (depreciation) on investments	75,222,411	(78,510,083)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,155,180	(10,481,962)
Distributions ($):
Distributions to shareholders:
Initial Shares	(15,372,855)	(6,797,939)
Service Shares	(53,178,634)	(22,491,966)
Total Distributions	(68,551,489)	(29,289,905)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,179,704	10,375,145
Service Shares	18,700,867	109,254,245
Distributions reinvested:
Initial Shares	15,372,855	6,797,939
Service Shares	53,178,634	22,491,966
Cost of shares redeemed:
Initial Shares	(6,940,715)	(12,323,077)
Service Shares	(24,875,139)	(77,103,922)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	57,616,206	59,492,296
Total Increase (Decrease) in Net Assets	91,219,897	19,720,429
Net Assets ($):
Beginning of Period	507,620,815	487,900,386
End of Period	598,840,712	507,620,815
Capital Share Transactions (Shares):
Initial Shares
Shares sold	89,849	399,715
Shares issued for distributions reinvested	647,824	263,180
Shares redeemed	(285,327)	(487,590)
Net Increase (Decrease) in Shares Outstanding	452,346	175,305
Service Shares
Shares sold	822,755	4,452,721
Shares issued for distributions reinvested	2,390,051	919,541
Shares redeemed	(1,084,183)	(3,213,266)
Net Increase (Decrease) in Shares Outstanding	2,128,623	2,158,996

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended June 30, 2019		Year Ended December 31,
Initial Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	22.56	23.95	17.69	17.78	18.65	18.38
Investment Operations:
Investment income (loss)—net[a]	.06	.04	(.01)	.01	(.04)	(.01)
Net realized and unrealized gain (loss) on investments	4.45	(.11)	7.29	.77	1.12	1.26
Total from Investment Operations	4.51	(.07)	7.28	.78	1.08	1.25
Distributions:
Dividends from net realized gain on investments	(2.93)	(1.32)	(1.02)	(.87)	(1.95)	(.98)
Net asset value, end of period	24.14	22.56	23.95	17.69	17.78	18.65
Total Return (%)	20.24[b]	(.98)	42.64	4.72	6.16	6.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[c]	.79	.82	.83	.83	.83
Ratio of net expenses to average net assets	.79[c]	.79	.82	.83	.83	.83
Ratio of net investment income (loss) to average net assets	.47[c]	.14	(.05)	.07	(.22)	(.05)
Portfolio Turnover Rate	34.47[b]	55.34	42.07	64.26	70.33	72.20
Net Assets, end of period ($ x 1,000)	138,789	119,470	122,670	87,243	96,422	96,320

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

12

Six Months Ended June 30, 2019		Year Ended December 31,
Service Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	21.31	22.75	16.88	17.06	18.01	17.82
Investment Operations:
Investment income (loss)—net[a]	.02	(.03)	(.06)	(.03)	(.08)	(.05)
Net realized and unrealized gain (loss) on investments	4.22	(.09)	6.95	.72	1.08	1.22
Total from Investment Operations	4.24	(.12)	6.89	.69	1.00	1.17
Distributions:
Dividends from net realized gain on investments	(2.93)	(1.32)	(1.02)	(.87)	(1.95)	(.98)
Net asset value, end of period	22.62	21.31	22.75	16.88	17.06	18.01
Total Return (%)	20.15[b]	(1.27)	42.36	4.38	5.92	6.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[c]	1.04	1.07	1.08	1.08	1.08
Ratio of net expenses to average net assets	1.04[c]	1.04	1.07	1.08	1.08	1.08
Ratio of net investment income (loss) to average net assets	.22[c]	(.11)	(.30)	(.18)	(.47)	(.30)
Portfolio Turnover Rate	34.47[b]	55.34	42.07	64.26	70.33	72.20
Net Assets, end of period ($ x 1,000)	460,051	388,151	365,231	225,801	217,006	187,957

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Technology Growth Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the Company changed its name from Dreyfus Investment Portfolios to BNY Mellon Investment Portfolios. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

14

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

16

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	574,265,753	18,322,409††	-	592,588,162
Investment Companies	6,239,043	-	-	6,239,043

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2019, The Bank of New York Mellon earned $6,240 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: ordinary income

18

$10,979,108 and long-term capital gains $18,310,797. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

actual expenses incurred. During the period ended June 30, 2019, Service shares were charged $551,156 pursuant to the Distribution Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. The fund had an arrangement with the custodian to receive earnings credits when positive cash balances were maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was charged $449 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $4,763 pursuant to the custody agreement.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $361,661, Distribution Plan fees $92,507, custodian fees $4,031, Chief Compliance Officer fees $2,347 and transfer agency fees $208.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and foreign currency exchange contracts

20

(“forward contracts”), during the period ended June 30, 2019, amounted to $202,548,373 and $194,900,520, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At June 30, 2019, there were no forward contracts outstanding.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2019:

Average Market Value ($)
1,085

At June 30, 2019, accumulated net unrealized appreciation on investments was $164,272,916, consisting of $177,340,740 gross unrealized appreciation and $13,067,824 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

NOTES

23

NOTES

24

NOTES

25

For More Information

BNY Mellon Investment Portfolios, Technology Growth Portfolio
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.\
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonfundsim.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.bnymellonfundsim.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0175SA0619

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Portfolios

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      August 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      August 8, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      August 8, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)